As filed with the Securities and Exchange Commission on November 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-03641

40|86 Series Trust
(Exact name of registrant as specified in charter)

11825 N. Pennsylvania Street
Carmel, IN 46032
(Address of principal executive offices) (Zip code)

Jeffrey M. Stautz
11825 N. Pennsylvania Street
Carmel, IN 46032
(Name and address of agent for service)

317-817-4086
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2006

Date of reporting period: 9/30/2006

Item 1. Schedule of Investments.

40|86 Series Trust

Schedule of Investments (unaudited)		September 30, 2006
Equity Portfolio

SHARES OR
PRINCIPAL
AMOUNT		VALUE
	COMMON STOCKS - 98.0%
	Aerospace & Defense - 0.5%
15,300	Rockwell Collins, Inc.	$ 839,052
	Air Freight & Logistics - 0.8%
24,900	Ryder System, Inc.	1,286,832
	Airlines - 0.7%
17,500	Continental Airlines, Inc. (a)(c)	495,425
38,300	Southwest Airlines Co.	638,078
		1,133,503
	Auto Components - 1.1%
18,500	Autoliv, Inc.	1,019,535
29,300	TRW Automotive Holdings Corp. (a)	705,251
		1,724,786
	Automobiles - 1.0%
25,500	Harley-Davidson, Inc. (c)	1,600,125
	Beverages - 0.6%
6,400	Brown-Forman Corp. - Class B	490,560
15,900	Pepsi Bottling Group, Inc. (c)	564,450
		1,055,010
	Biotechnology - 0.9%
27,400	Biogen Idec, Inc. (a)(c)	1,224,232
29,200	Millennium Pharmaceuticals, Inc. (a)(c)	290,540
		1,514,772
	Capital Markets - 2.8%
16,600	The Bear Stearns Companies, Inc.	2,325,660
37,600	Mellon Financial Corp.	1,470,160
14,300	Northern Trust Corp.	835,549
		4,631,369
	Chemicals - 2.3%
11,000	Albemarle Corp.	597,630
24,200	Ashland, Inc. (c)	1,543,476
9,300	FMC Corp.	595,851
14,700	PPG Industries, Inc.	986,076
		3,723,033
	Commercial Banks - 3.3%
52,300	AmSouth Bancorporation	1,518,792
21,700	Comerica, Inc. (c)	1,235,164
9,600	Compass Bancshares, Inc. (c)	547,008
57,400	KeyCorp (c)	2,149,056
		5,450,020
	Commercial Services & Supplies - 3.0%
14,300	The Brink's Co.	758,758
7,800	Corrections Corporation of America (a)	337,350
21,100	Manpower, Inc.	1,292,797
59,300	RR Donnelley & Sons Co. (c)	1,954,528
18,400	Steelcase, Inc. (c)	288,696
6,400	West Corp. (a)	309,120
		4,941,249
	Communications Equipment - 1.5%
61,429	Ciena Corp. (a)(c)	1,673,929
70,200	Tellabs, Inc. (a)	769,392
		2,443,321
	Computers & Peripherals - 1.5%
13,700	SanDisk Corp. (a)(c)	733,498
95,700	Western Digital Corp. (a)(c)	1,732,170
		2,465,668
	Construction Materials - 1.1%
10,400	Martin Marietta Materials, Inc.	880,048
12,100	Vulcan Materials Co.	946,825
		1,826,873
	Consumer Finance - 0.3%
18,100	MoneyGram International, Inc.	525,986
	Containers & Packaging - 0.4%
24,100	Pactiv Corp. (a)	684,922
	Diversified Financial Services - 1.6%
52,300	CIT Group, Inc.	2,543,349
	Diversified Telecommunication Services - 1.1%
31,100	CenturyTel, Inc. (c)	1,233,737
72,100	Qwest Communications International (a)(c)	628,712
		1,862,449
	Electric Utilities - 5.8%
24,900	Allegheny Energy, Inc. (a)	1,000,233
67,000	American Electric Power Co, Inc.	2,436,790
44,000	Edison International	1,832,160
16,400	OGE Energy Corp.	592,204
86,100	PG&E Corp. (c)	3,586,065
		9,447,452
	Electrical Equipment - 0.7%
11,100	Rockwell Automation, Inc.	644,910
11,000	Thomas & Betts Corp. (a)	524,810
		1,169,720
	Electronic Equipment & Instruments - 1.0%
17,400	Avnet, Inc. (a)	341,388
20,700	AVX Corp.	366,183
71,600	Vishay Intertechnology, Inc. (a)	1,005,264
		1,712,835
	Energy Equipment & Services - 2.4%
22,900	Patterson-UTI Energy, Inc. (c)	544,104
56,100	Tidewater, Inc. (c)	2,479,059
19,100	Unit Corp. (a)	878,027
		3,901,190
	Food & Staples Retailing - 1.3%
30,600	The Kroger Co.	708,084
45,300	Safeway, Inc. (c)	1,374,855
		2,082,939
	Food Products - 2.2%
69,500	Archer-Daniels-Midland Co.	2,632,660
26,100	Campbell Soup Co.	952,650
		3,585,310
	Gas Utilities - 1.7%
33,800	Energen Corp.	1,415,206
17,400	Questar Corp. (c)	1,422,798
		2,838,004
	Health Care Equipment & Supplies - 1.4%
19,100	Becton, Dickinson & Co.	1,349,797
10,400	C.R. Bard, Inc.	780,000
7,400	Dentsply International, Inc.	222,814
		2,352,611
	Health Care Providers & Services - 4.6%
9,000	AMERIGROUP Corp. (a)	265,950
38,900	AmerisourceBergen Corp. (c)	1,758,280
26,200	Cigna Corp.	3,047,584
7,450	Coventry Health Care, Inc. (a)	383,824
25,500	Health Net, Inc. (a)	1,109,760
25,500	Sierra Health Services (a)(c)	964,920
		7,530,318
	Hotels, Restaurants & Leisure - 2.3%
25,500	Brinker International, Inc. (c)	1,022,295
45,300	Darden Restaurants, Inc.	1,923,891
18,500	International Game Technology (c)	767,750
		3,713,936
	Household Durables - 1.5%
54,200	Newell Rubbermaid, Inc. (c)	1,534,944
11,100	Whirlpool Corp. (c)	933,621
		2,468,565
	Household Products - 0.7%
16,900	Energizer Holdings, Inc. (a)(c)	1,216,631
	Industrial Conglomerates - 0.3%
6,600	Carlisle Companies, Inc.	555,060
	Insurance - 3.4%
33,800	American Financial Group, Inc.	1,586,234
27,400	Assurant, Inc. (c)	1,463,434
46,500	Genworth Financial, Inc.	1,627,965
14,300	Lincoln National Corp.	887,744
		5,565,377
	Internet & Catalog Retail - 1.6%
67,000	IAC/InterActiveCorp (a)(c)	1,926,920
11,800	Nutri/System, Inc. (a)(c)	735,022
		2,661,942
	IT Services - 3.3%
49,100	Computer Sciences Corp. (a)	2,411,792
25,800	Electronic Data Systems Corp.	632,616
35,700	Global Payments, Inc.	1,571,157
20,400	Paychex, Inc.	751,740
		5,367,305
	Leisure Equipment & Products - 1.5%
37,600	Marvel Entertainment, Inc. (a)(c)	907,664
75,900	Mattel, Inc.	1,495,230
		2,402,894
	Life Science Tools & Services - 2.0%
61,900	Applera Corp. - Applied Biosystems Group (c)	2,049,509
22,700	Techne Corp. (a)	1,154,522
		3,204,031
	Machinery - 4.1%
24,200	Cummins, Inc. (c)	2,885,366
12,200	Manitowoc Co.	546,438
17,200	SPX Corp.	919,168
52,700	Terex Corp. (a)	2,383,094
		6,734,066
	Media - 0.5%
15,200	Dreamworks Animation SKG, Inc. (a)(c)	378,632
13,600	Univision Communications, Inc. (a)	467,024
		845,656
	Metals & Mining - 1.6%
34,400	Nucor Corp. (c)	1,702,456
5,800	Phelps Dodge Corp.	491,260
8,500	United States Steel Corp.	490,280
		2,683,996
	Multiline Retail - 1.2%
28,100	J.C. Penney Co., Inc. (c)	1,921,759
1	Sears Holdings Corp. (a)	158
		1,921,917
	Multi-Utilities & Unregulated Power - 1.1%
42,900	MDU Resources Group, Inc. (c)	958,386
9,300	National Fuel Gas Co.	338,055
11,800	Oneok, Inc.	445,922
		1,742,363
	Office Electronics - 0.3%
32,700	Xerox Corp. (a)	508,812
	Oil, Gas & Consumable Fuels - 3.1%
43,500	Frontier Oil Corp. (c)	1,156,230
6,400	Holly Corp.	277,312
14,700	Overseas Shipholding Group, Inc. (c)	908,019
17,600	Sunoco, Inc.	1,094,544
29,300	Tesoro Petroleum Corp.	1,698,814
		5,134,919
	Paper & Forest Products - 0.3%
24,900	Louisiana-Pacific Corp.	467,373
	Pharmaceuticals - 0.8%
20,700	Endo Pharmaceuticals Holdings, Inc. (a)	673,785
42,300	King Pharmaceuticals, Inc. (a)(c)	720,369
		1,394,154
	Real Estate Investment Trusts - 7.7%
17,900	AvalonBay Communities, Inc.	2,155,160
80,400	CB Richard Ellis Group, Inc. (a)(c)	1,977,840
29,200	CBL & Associates Properties, Inc. (c)	1,223,772
139,700	HRPT Properties Trust	1,669,415
51,700	Kimco Realty Corp.	2,216,379
9,200	New Century Financial Corp. (c)	361,652
26,600	New Plan Excel Realty Trust (c)	719,530
13,100	Rayonier, Inc.	495,180
60,000	Trizec Properties, Inc. (c)	1,734,600
		12,553,528
	Road & Rail - 0.4%
14,000	Con-way, Inc.	627,480
	Semiconductor & Semiconductor Equipment - 4.2%
38,900	Advanced Micro Devices, Inc. (a)	966,665
56,900	Agere Systems, Inc. (a)	849,517
30,600	Freescale Semiconductor, Inc. (a)	1,163,106
44,900	Intersil Corp.	1,102,295
40,200	Lam Research Corp. (a)	1,822,266
54,000	Micron Technology, Inc. (a)(c)	939,600
		6,843,449
	Software - 2.4%
51,000	BMC Software, Inc. (a)	1,388,220
51,000	Red Hat, Inc. (a)(c)	1,075,080
60,000	Sybase, Inc. (a)	1,454,400
		3,917,700
	Specialty Retail - 4.4%
56,800	American Eagle Outfitters, Inc. (c)	2,489,544
12,800	AnnTaylor Stores Corp. (a)	535,808
10,400	Men's Wearhouse, Inc. (c)	386,984
50,400	Office Depot, Inc. (a)	2,000,880
20,400	Rent-A-Center, Inc. (a)(c)	597,516
21,400	The Sherwin-Williams Co.	1,193,692
		7,204,424
	Textiles, Apparel & Luxury Goods - 0.4%
10,400	Polo Ralph Lauren Corp.	672,776
	Thrifts & Mortgage Finance - 1.9%
7,300	IndyMac Bancorp, Inc. (c)	300,468
8,500	MGIC Investment Corp. (c)	509,745
30,600	The PMI Group, Inc. (c)	1,340,586
15,300	Radian Group, Inc.	918,000
		3,068,799
	Tobacco - 0.6%
16,600	Reynolds American, Inc. (c)	1,028,702
	Wireless Telecommunication Services - 0.8%
20,100	NII Holdings, Inc. (a)(c)	1,249,416
	Total common stocks (cost $143,804,445)	160,627,969

	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 28.2%
$ 1,884,695	Ace Securities Corp., 5.364%, 10/25/2006 (b)	1,884,697
12,796,887	Bank of New York Institutional Cash Reserve Fund, 5.415% (b)	12,796,887
502,141	Bear Stearns Asset Backed Securities, 5.450%, 10/25/2006 (b)	502,203
1,000,000	Berkshire Hathaway Finance, 5.560%, 10/11/2006, Cost - $1,000,820; Acquired - 01/11/2005 (b)(e)	1,000,820
1,000,000	Berkshire Hathaway Finance, 5.473%, 11/16/2006 (b)	1,001,240
1,000,000	Beta Finance, Inc., 5.473%, 10/02/2006, Cost - $1,000,260; Acquired - 01/14/2005 (b)(e)	1,000,260
1,145,177	Capital Auto Receivables Asset Trust, 5.380%, 11/15/2006 (b)	1,145,337
1,362,055	Carrington Mortgage Loan Trust, 5.410%, 10/25/2006 (b)	1,362,280
1,500,000	Commonwealth Bank Australia, 5.370%, 10/10/2006, Cost - $1,499,715; Acquired - 06/08/2006 (b)(d)(e)	1,499,715
1,436,982	Credit-Based Asset Servicing and Securities, 5.390%, 10/25/2006 (b)	1,437,075
175,293	First Franklin Mortgage Loan, 5.430%, 10/25/2006 (b)	175,304
2,000,000	Goldman Sachs Group, Inc., 5.477%, 12/22/2006 (b)	2,001,880
356,910	Granite Master Issuer PLC, 5.370%, 10/20/2006 (b)(d)	356,357
1,500,000	JP Morgan Chase & Co., 5.376%, 10/26/2006 (b)	1,500,300
2,000,000	Merrill Lynch, 5.489%, 11/22/2006 (b)	2,001,780
48,996	Morgan Stanley ABS Capital, 5.420%, 10/25/2006 (b)	48,995
2,000,000	Morgan Stanley Group, 5.550%, 11/09/2006 (b)	2,002,320
887,373	Nomura Home Equity Loan, 5.410%, 10/25/2006 (b)	887,600
1,700,000	Permanent Financing PLC, 5.480%, 12/10/2006 (b)(d)	1,701,698
2,000,000	Protective Life Secured Trust, 5.580%, 10/16/2006 (b)	2,003,520
2,000,000	Royal Bank of Scotland PLC, 5.570%, 10/23/2006, Cost - $2,001,120; Acquired - 07/21/2005 (b)(d)(e)	2,001,120
2,000,000	Santander US, 5.450%, 12/21/2006, Cost - $2,002,020; Acquired - 09/21/2005 (b)(d)(e)	2,002,020
972,614	Structured Asset Investment Loan Trust, 5.364%, 10/25/2006 (b)	972,537
47,173	Structured Asset Investment Loan Trust, 5.420%, 10/25/2006 (b)	47,194
324,943	Structured Asset Investment Loan Trust, 5.450%, 10/25/2006 (b)	324,970
1,600,000	Superior Wholesale Inventory Financing Trust, 5.420%, 11/15/2006 (b)	1,601,848
1,000,000	Textron Financial Floorplan Master Note, 5.440%, 11/13/2006, Cost - $1,001,914; Acquired - 05/26/2005 (b)(e)	1,001,914
2,000,000	World Savings Bank FSB, 5.440%, 12/20/2006 (b)	2,002,920
	Total investments purchased with cash proceeds
	from securities lending (cost $46,264,791)	46,264,791

	SHORT-TERM INVESTMENTS - 2.2%
3,538,000	AIM Liquid Asset Portfolio, 5.130% (b)	3,538,000
475	Bank of New York Cash Reserve, 1.550% (b)	475
	Total short-term investments (cost $3,538,475)	3,538,475

	Total investments (cost $193,607,711) - 128.4%	210,431,235
	Liabilities in excess of other assets - (28.4%)	(46,507,015)
	Total Net Assets - 100.0%	$ 163,924,220

(a)	Non-income producing security.
(b)	Variable Rate - The rate reported is the rate in effect as of September 30, 2006.
(c)	All or a portion of the security is out on loan.
(d)	Foreign Security or a U.S. Security of a foreign company.
(e)	Restricted under Rule 144A of the Securities Act of 1933.

	The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:
	Cost of investments	$ 193,671,980

	Gross unrealized appreciation	20,457,799
	Gross unrealized depreciation	(3,698,544)
	Net unrealized appreciation	$ 16,759,255

	* Because tax adjustments are calculated annually, the above table reflects the tax adjustments
	outstanding at the Portfolio’s previous fiscal year end. For the previous fiscal year’s federal income
	tax information, please refer to the Notes to Financial Statements section in the Portfolio’s most
	recent semi-annual or annual report.

40|86 Series Trust

Schedule of Investments (unaudited)		September 30, 2006
Balanced Portfolio

SHARES OR
PRINCIPAL
AMOUNT		VALUE
	COMMON STOCKS - 72.0%
	Aerospace & Defense - 1.7%
2,900	Boeing Co.	$ 228,665
2,700	Honeywell International, Inc.	110,430
1,000	Lockheed Martin Corp.	86,060
4,200	Northrop Grumman Corp.	285,894
		711,049
	Air Freight & Logistics - 0.3%
2,300	Ryder System, Inc.	118,864
	Airlines - 0.3%
1,400	Continental Airlines, Inc. (a)(d)	39,634
1,400	Southwest Airlines Co.	23,324
2,800	UAL Corp. (a)(d)	74,396
		137,354
	Automobiles - 0.6%
4,100	General Motors Corp. (d)	136,366
1,900	Harley-Davidson, Inc. (d)	119,225
		255,591
	Beverages - 1.3%
4,100	The Coca-Cola Co.	183,188
5,160	PepsiCo, Inc.	336,742
		519,930
	Biotechnology - 1.4%
7,400	Gilead Sciences, Inc. (a)	508,380
800	Invitrogen Corp. (a)(d)	50,728
		559,108
	Capital Markets - 2.0%
1,700	The Goldman Sachs Group, Inc.	287,589
5,300	Merrill Lynch & Co, Inc.	414,566
1,500	Morgan Stanley	109,365
		811,520
	Chemicals - 1.1%
1,500	Airgas, Inc.	54,255
2,100	The Dow Chemical Co. (d)	81,858
1,100	FMC Corp.	70,477
3,900	PPG Industries, Inc.	261,612
		468,202
	Commercial Banks - 5.0%
19,000	Bank of America Corp.	1,017,830
2,500	BB&T Corp. (d)	109,450
3,500	KeyCorp	131,040
600	PNC Financial Services Group	43,464
3,100	Regions Financial Corp. (d)	114,049
11,500	Wachovia Corp. (d)	641,700
		2,057,533
	Commercial Services & Supplies - 0.4%
1,700	The Brink's Co.	90,202
1,300	West Corp. (a)	62,790
		152,992
	Communications Equipment - 1.7%
1,643	Ciena Corp. (a)(d)	44,768
19,070	Cisco Systems, Inc. (a)	438,610
8,700	Motorola, Inc.	217,500
		700,878
	Computers & Peripherals - 2.8%
19,188	Hewlett-Packard Co.	704,008
3,700	International Business Machines Corp.	303,178
7,900	Western Digital Corp. (a)(d)	142,990
		1,150,176
	Diversified Financial Services - 3.6%
7,900	CIT Group, Inc.	384,177
6,132	Citigroup, Inc.	304,577
2,400	The First Marblehead Corporation (d)	166,224
12,640	J.P. Morgan Chase & Co.	593,574
800	Principal Financial Group, Inc.	43,424
		1,491,976
	Diversified Telecommunication Services - 2.3%
18,500	BellSouth Corp.	790,875
1,900	CenturyTel, Inc.	75,373
9,500	Qwest Communications International (a)(d)	82,840
		949,088
	Electric Utilities - 1.9%
8,800	Edison International	366,432
9,700	PG&E Corp. (d)	404,005
		770,437
	Electrical Equipment - 1.2%
3,800	Emerson Electric Co.	318,668
3,100	Rockwell Automation, Inc.	180,110
		498,778
	Electronic Equipment & Instruments - 0.3%
8,400	Vishay Intertechnology, Inc. (a)	117,936
	Energy Equipment & Services - 0.8%
6,100	Tidewater, Inc.	269,559
1,200	Unit Corp. (a)	55,164
		324,723
	Food & Staples Retailing - 0.7%
3,600	CVS Corp.	115,632
7,200	The Kroger Co.	166,608
		282,240
	Food Products - 1.2%
8,100	Archer-Daniels-Midland Co.	306,828
4,800	Kraft Foods, Inc. (d)	171,168
		477,996
	Health Care Equipment & Supplies - 0.9%
2,900	Becton, Dickinson & Co. (d)	204,943
2,100	C.R. Bard, Inc.	157,500
		362,443
	Health Care Providers & Services - 2.4%
7,000	Aetna, Inc.	276,850
3,300	AmerisourceBergen Corp. (d)	149,160
2,000	Cigna Corp.	232,640
1	Medco Health Solutions, Inc. (a)	60
2,200	Sierra Health Services (a)(d)	83,248
3,300	Wellpoint, Inc. (a)	254,265
		996,223
	Hotels, Restaurants & Leisure - 1.2%
1,600	Darden Restaurants, Inc.	67,952
10,400	McDonald's Corp. (d)	406,848
		474,800
	Household Durables - 0.6%
2,900	Newell Rubbermaid, Inc.	82,128
1,800	Whirlpool Corp. (d)	151,398
		233,526
	Household Products - 1.3%
2,800	Colgate-Palmolive Co.	173,880
5,665	Procter & Gamble Co.	351,117
		524,997
	Independent Power Producers & Energy Traders - 1.0%
6,300	TXU Corp.	393,876
	Industrial Conglomerates - 1.1%
9,700	General Electric Co.	342,410
1,200	Textron, Inc.	105,000
		447,410
	Insurance - 2.8%
900	The Allstate Corp.	56,457
2,500	Chubb Corp.	129,900
1,500	CNA Financial Corp. (a)	54,030
5,000	Genworth Financial, Inc.	175,050
2,500	Metlife, Inc.	141,700
4,600	Old Republic International Corp. (d)	101,890
6,600	The St. Paul Travelers Companies, Inc.	309,474
8,900	UnumProvident Corp.	172,571
		1,141,072
	Internet & Catalog Retail - 0.2%
1,500	Nutri/System, Inc. (a)(d)	93,435
	Internet Software & Services - 0.3%
350	Google, Inc. (a)	140,665
	IT Services - 1.7%
1,800	Ceridian Corp. (a)	40,248
2,700	Computer Sciences Corp. (a)	132,624
800	DST Systems, Inc. (a)(d)	49,336
7,700	Electronic Data Systems Corp.	188,804
900	Global Payments, Inc.	39,609
7,200	Paychex, Inc.	265,320
		715,941
	Life Science Tools & Services - 0.2%
2,000	Applera Corp. - Applied Biosystems Group	66,220
	Machinery - 0.9%
1,900	Cummins, Inc. (d)	226,537
3,600	Manitowoc Co.	161,244
		387,781
	Media - 2.9%
3,350	The McGraw-Hill Companies, Inc.	194,400
3,200	News Corp.	62,880
2,000	Omnicom Group (d)	187,200
23,930	Time Warner, Inc.	436,244
1,500	Tribune Co. (d)	49,080
8,900	The Walt Disney Co.	275,099
		1,204,903
	Metals & Mining - 1.1%
3,500	Nucor Corp. (d)	173,215
1,300	Phelps Dodge Corp.	110,110
600	Southern Copper Corp. (d)	55,500
1,900	United States Steel Corp.	109,592
		448,417
	Multiline Retail - 1.5%
2,200	Dillard's Inc.	72,006
2,500	Dollar Tree Stores, Inc. (a)	77,400
4,600	J.C. Penney Co., Inc.	314,594
2,500	Kohl's Corp. (a)(d)	162,300
		626,300
	Oil, Gas & Consumable Fuels - 4.8%
5,100	ConocoPhillips	303,603
2,700	Devon Energy Corp. (d)	170,505
9,940	Exxon Mobil Corp.	666,974
1,500	Hess Corp. (d)	62,130
4,100	Marathon Oil Corp.	315,290
1,600	Occidental Petroleum Corp.	76,976
2,000	Sunoco, Inc.	124,380
5,300	Valero Energy Corp.	272,791
		1,992,649
	Paper & Forest Products - 0.1%
2,300	Louisiana-Pacific Corp.	43,171
	Pharmaceuticals - 4.6%
1,900	Endo Pharmaceuticals Holdings, Inc. (a)	61,845
11,380	Johnson & Johnson	739,017
6,800	King Pharmaceuticals, Inc. (a)	115,804
9,700	Merck & Co., Inc.	406,430
16,240	Pfizer, Inc.	460,567
2,200	Wyeth	111,848
		1,895,511
	Real Estate - 1.1%
800	AMB Property Corp.	44,088
1,500	AvalonBay Communities, Inc. (d)	180,600
1,200	CBL & Associates Properties, Inc. (d)	50,292
3,700	Kimco Realty Corp. (d)	158,619
		433,599
	Real Estate Investment Trusts - 1.0%
2,000	CB Richard Ellis Group, Inc. (a)	49,200
6,300	New Century Financial Corp. (d)	247,653
1,700	ProLogis	97,002
		393,855
	Road & Rail - 0.7%
5,100	CSX Corp.	167,433
900	Norfolk Southern Corp.	39,645
2,500	YRC Worldwide, Inc. (a)	92,600
		299,678
	Semiconductor & Semiconductor Equipment - 2.4%
4,000	Advanced Micro Devices, Inc. (a)	99,400
4,000	Freescale Semiconductor, Inc. (a)(d)	152,200
5,700	Lam Research Corp. (a)	258,381
14,900	Micron Technology, Inc. (a)	259,260
4,800	Nvidia Corp. (a)(d)	142,032
2,500	Texas Instruments, Inc.	83,125
		994,398
	Software - 2.5%
5,000	Citrix Systems, Inc. (a)	181,050
26,140	Microsoft Corp.	714,406
6,500	Oracle Corp. (a)	115,310
		1,010,766
	Specialty Retail - 2.2%
2,100	Abercrombie & Fitch Co. - Class A	145,908
3,800	American Eagle Outfitters, Inc.	166,554
3,500	AnnTaylor Stores Corp. (a)	146,510
6,600	Office Depot, Inc. (a)	262,020
3,400	The Sherwin-Williams Co.	189,652
		910,644
	Textiles, Apparel & Luxury Goods - 0.2%
1,200	Polo Ralph Lauren Corp.	77,628
	Thrifts & Mortgage Finance - 0.5%
2,100	MGIC Investment Corp. (d)	125,937
1,500	Radian Group, Inc.	90,000
		215,937
	Tobacco - 1.2%
4,910	Altria Group, Inc.	375,860
2,000	Reynolds American, Inc. (d)	123,940
		499,800
	Total common stocks (cost $25,176,402)	29,582,016

	PREFERRED STOCKS - 0.4%
	Media - 0.4%
145	Centaur Funding Corp., 9.080%, 04/21/2020, Cost - $171,062; Acquired - 07/22/2003 (b)(e)	168,291
	Total preferred stocks (cost $171,062)	168,291

	COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
$ 130,000	Credit Suisse Mortgage Capital Certificate, Series 2006 - OMA, 5.538%, 05/15/2023,
	Cost - $130,626; Acquired - 01/27/2006 (b)	129,234
	Total collateralized mortgage obligations (cost $130,626)	129,234

	CONVERTIBLE BONDS - 0.1%
	Energy Equipment & Services - 0.1%
25,000	Halliburton Co., 3.125%, 07/15/2023	39,500
	Total convertible bonds (cost $46,327)	39,500

	CORPORATE BONDS - 16.1%
	Beverages - 0.2%
70,000	Miller Brewing Co., 5.500%, 08/15/2013, Cost - $71,797; Acquired - 07/13/2005 (b)	69,438
	Chemicals - 0.6%
50,000	Lubrizol Corp., 5.500%, 10/01/2014	48,849
190,000	Terra Capital, Inc., 12.875%, 10/15/2008	213,275
		262,124
	Commercial Banks - 0.6%
70,000	ICICI Bank Ltd. Singapore, 5.750%, 11/16/2010, Cost - $69,835; Acquired - 02/28/2006 (b)(e)	69,896
35,000	Oversea-Chinese Banking Corporation Ltd., 7.750%, 09/06/2011, Cost - $38,660; Acquired - 11/08/2005 (b)(d)(e)	38,609
85,000	PNC Funding Corp., 7.500%, 11/01/2009	90,434
40,000	Union Planters Bank, NA, 6.500%, 03/15/2018	40,719
		239,658
	Commercial Services & Supplies - 0.6%
85,000	Cintas Corp. No. 2, 6.150%, 08/15/2036	87,295
80,000	Corrections Corporation of America, 6.250%, 03/15/2013 (d)	78,800
85,000	Steelcase, Inc., 6.500%, 08/15/2011	86,491
		252,586
	Construction & Engineering - 0.4%
55,000	Blount, Inc., 8.875%, 08/01/2012	55,137
85,000	CRH America, Inc., 5.300%, 10/15/2013	82,307
50,000	William Lyon Homes, Inc., 7.625%, 12/15/2012 (d)	40,625
		178,069
	Consumer Finance - 0.2%
70,000	General Motors Acceptance Corp., 7.750%, 01/19/2010	71,777
	Containers & Packaging - 0.7%
275,000	Owens-Brockway Glass Container, 8.875%, 02/15/2009	283,938
	Diversified Financial Services - 1.1%
80,000	American General Finance Corp., 4.875%, 07/15/2012	77,913
70,000	Erac USA Finance Co., 6.750%, 05/15/2007, Cost - $70,631; Acquired - 02/16/2006 (b)	70,377
200,000	Household Finance Corp., 4.125%, 11/16/2009	194,097
100,000	Hutchison Whampoa Finance CI Ltd., 7.450%, 08/01/2017, Cost - $113,330; Acquired - 12/19/2005 (b)(d)(e)	112,404
		454,791
	Diversified Telecommunication Services - 0.6%
65,000	Intelsat Subsidiary Holding Co., 8.625%, 01/15/2015 (e)	66,787
25,000	Sprint Capital Corp., 8.375%, 03/15/2012	28,051
65,000	Sprint Capital Corp., 8.750%, 03/15/2032	79,494
54,000	TELUS Corp., 8.000%, 06/01/2011 (e)	59,583
		233,915
	Electric Utilities - 0.5%
195,000	Pacific Gas & Electric Co., 6.050%, 03/01/2034	196,789
	Electronic Equipment & Instruments - 0.1%
35,000	Jabil Circuit, Inc., 5.875%, 07/15/2010	35,345
	Health Care Equipment & Supplies - 0.6%
270,000	Hillenbrand Industries, Inc., 4.500%, 06/15/2009	264,836
	Health Care Providers & Services - 0.3%
55,000	Davita, Inc., 6.625%, 03/15/2013	53,969
35,000	Laboratory Corporation of America Holdings, 5.625%, 12/15/2015	34,798
35,000	Quest Diagnostics, Inc., 5.450%, 11/01/2015	34,252
		123,019
	Hotels, Restaurants & Leisure - 1.2%
75,000	Carnival Corp., 6.150%, 04/15/2008 (e)	75,772
155,000	Hyatt Equities LLC, 6.875%, 06/15/2007, Cost - $154, 940; Acquired - 06/12/2002 (b)	156,052
70,000	MGM Mirage, 6.875%, 04/01/2016 (d)	67,900
150,000	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/2012	158,250
40,000	Wynn Las Vegas LLC, 6.625%, 12/01/2014 (d)	39,000
		496,974
	Household Durables - 1.0%
175,000	KB Home, 5.750%, 02/01/2014	159,446
240,000	NVR, Inc., 5.000%, 06/15/2010	233,899
		393,345
	Insurance - 0.4%
130,000	Arch Capital Group Ltd., 7.350%, 05/01/2034 (e)	144,239
35,000	The St. Paul Travelers Companies, Inc., 5.500%, 12/01/2015	34,608
		178,847
	Machinery - 0.1%
55,000	Case Corp., 7.250%, 01/15/2016 (d)	55,756
	Media - 1.2%
40,000	British Sky Broadcasting PLC, 8.200%, 07/15/2009 (e)	42,881
155,000	Charter Communications Operating LLC., 8.000%, 04/30/2012, Cost - $155,146; Acquired - 04/21/2004 (b)(d)	156,937
61,000	DirecTV Holdings LLC, 8.375%, 03/15/2013	63,516
100,000	EchoStar DBS Corporation, 6.625%, 10/01/2014	95,375
125,000	News America, Inc., 6.200%, 12/15/2034	119,778
		478,487
	Multiline Retail - 0.2%
75,000	J.C. Penney Co., Inc., 8.000%, 03/01/2010	80,734
	Multi-Utilities - 0.2%
70,000	Sempra Energy, 6.000%, 02/01/2013	71,812
	Oil, Gas & Consumable Fuels - 1.4%
175,000	Anadarko Finance Co., 7.500%, 05/01/2031 (d)(e)	200,700
100,000	Chesapeake Energy Corp., 6.250%, 01/15/2018 (d)	93,250
70,000	Enterprise Products Operating LP, 5.600%, 10/15/2014	68,605
54,150	Ras Laffan Liquefied Natural Gas Co., Ltd., 3.437%, 09/15/2009, Cost - $53,598; Acquired 07/02/2004 (b)(e)	52,483
110,000	Southern Natural Gas Co., 8.875%, 03/15/2010 (d)	115,903
65,000	XTO Energy, Inc., 6.100%, 04/01/2036	64,516
		595,457
	Paper & Forest Products - 0.1%
50,000	Boise Cascade LLC, 7.125%, 10/15/2014	46,875
	Real Estate - 2.1%
150,000	Chelsea Property Group, 7.250%, 10/21/2007	151,536
80,000	Health Care REIT, Inc., 7.500%, 08/15/2007	80,662
215,000	Hospitality Properties Trust, 6.750%, 02/15/2013	226,311
55,000	iStar Financial, Inc., 8.750%, 08/15/2008	58,362
40,000	iStar Financial, Inc., 5.150%, 03/01/2012	39,070
35,000	New Plan Excel Realty Trust, Inc., 5.125%, 09/15/2012	34,195
200,000	Senior Housing Properties Trust, 8.625%, 01/15/2012	215,750
70,000	Spieker Properties, Inc., 7.125%, 07/01/2009	73,344
		879,230
	Software - 0.2%
70,000	Oracle Corp., 5.000%, 01/15/2011	69,397
	Wireless Telecommunication Services - 1.5%
65,000	America Movil SA de CV, 6.375%, 03/01/2035 (e)	62,446
155,000	Cingular Wireless Services, Inc., 8.750%, 03/01/2031	198,724
270,000	Nextel Communications, Inc., 6.875%, 10/31/2013	275,136
60,000	Rogers Wireless, Inc., 7.500%, 03/15/2015 (e)	64,350
		600,656
	Total corporate bonds (Cost $6,578,588)	6,613,855

	FOREIGN GOVERNMENT NOTES/BONDS - 0.7%
155,000	Export-Import Bank Of Korea, 4.500%, 08/12/2009 (e)	151,788
40,000	Ministry Finance Russia, 3.000%, 05/14/2011 (e)	36,012
70,000	Republic of Philippines, 7.750%, 01/14/2031 (d)(e)	73,413
	Total foreign government notes/bonds (cost $258,993)	261,213

	MORTGAGE-BACKED SECURITIES - 0.4%
29,860	First Union National Bank Commercial Mortgage, Series 1999 - C4, 7.184%, 12/15/2031	30,081
127,514	Residential Funding Mortgage Securities I, Series 2005 - S7, 5.500%, 11/25/2035	126,449
	Total mortgage-backed securities (cost $156,134)	156,530

	MUNICIPAL BONDS - 2.1%
30,000	Baltimore Maryland General Obligation Unlimited, 7.250%, 10/15/2010	31,227
140,000	California County Tobacco Securitization Agency, 7.500%, 06/01/2019	142,296
30,000	Crestwood School District Pennsylvania, 5.800%, 03/01/2018	30,176
135,503	Louisiana Tobacco Settlement Financing Corp., 6.360%, 05/15/2025	135,280
125,000	Rhode Island Tobacco Settlement Financing Corp., 5.920%, 06/01/2012	124,644
80,000	Santa Rosa California Redevelopment Agency Tax Allocation, 5.500%, 08/01/2020	78,177
131,165	South Dakota Educational Enhancement Funding Corp., 6.720%, 06/01/2025	131,257
95,000	South El Monte California Tax Allocation Note, 4.950%, 08/01/2014	91,530
85,000	University of Illinois at Chicago Certificates, 5.200%, 02/15/2022	81,353
	Total municipal bonds (cost $844,660)	845,940

	U.S. GOVERNMENT AGENCY ISSUES - 0.8%
44,638	Federal Home Loan Mortgage Corp., Pool #A2-2364, 5.000%, 05/01/2034	43,029
130,000	Federal Home Loan Mortgage Corp., Pool #A5-2422, 5.500%, 09/01/2036	128,259
130,000	Federal Home Loan Mortgage Corp., Pool #A5-2536, 6.000%, 09/01/2036	130,722
45,000	Federal Home Loan Mortgage Corp., Pool #A5-2593, 6.500%, 10/01/2036	45,854
	Total U.S. government agency issues (cost $346,479)	347,864

	U.S. TREASURY OBLIGATIONS - 4.4%
330,000	U.S. Treasury Bond, 5.375%, 02/15/2031 (d)	356,529
40,000	U.S. Treasury Note, 4.500%, 02/28/2011 (d)	39,862
275,000	U.S. Treasury Note, 4.750%, 03/31/2011 (d)	276,773
37,298	U.S. Treasury Inflation Index Bond, 1.625%, 01/15/2015	35,488
710,000	U.S. Treasury Note, 4.250%, 08/15/2015 (d)	690,891
420,000	U.S. Treasury Note, 4.500%, 11/15/2015 (d)	416,063
	Total U.S. treasury obligations (cost $1,789,910)	1,815,606

	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 21.0%
4,272,630	Bank of New York Institutional Cash Reserve Fund, 5.415% (c)	4,272,630
500,000	Berkshire Hathaway Finance, 5.476%, 11/16/2006 (c)	500,620
421,710	Capital Auto Receivables Asset Trust, 5.380%, 11/15/2006 (c)	421,770
179,623	Credit-Based Asset Servicing and Securities, 5.390%, 10/25/2006 (c)	179,634
87,646	First Franklin Mortgage Loan, 5.430%, 10/25/2006 (c)	87,652
118,970	Granite Master Issuer PLC, 5.370%, 10/20/2006 (c)(e)	118,786
400,000	JP Morgan Chase & Co., 5.376%, 10/26/2006 (c)	400,080
24,498	Morgan Stanley ABS Capital, 5.420%, 10/25/2006 (c)	24,498
400,000	Permanent Financing PLC, 5.480%, 12/10/2006 (c)(e)	400,399
500,000	Royal Bank of Scotland PLC, 5.570%, 10/23/2006, Cost - $500,280; Acquired - 07/21/2005 (b)(c)(e)	500,280
372,970	Specialty Underwriting and Residential Finance Trust, 5.410%, 10/25/2006 (c)	373,044
9,435	Structured Asset Investment Loan Trust, 5.420%, 10/25/2006 (c)	9,439
425,000	Superior Wholesale Inventory Financing Trust, 5.420%, 11/15/2006 (c)	425,491
500,000	Textron Financial Floorplan Master Note, 5.440%, 11/13/2006, Cost - $500,957; Acquired - 05/26/2005 (b)(c)	500,957
400,000	World Savings Bank FSB, 5.440%, 12/20/2006 (c)	400,584
	Total investments purchased with cash proceeds from securities lending (cost $8,615,864)	8,615,864

	SHORT-TERM INVESTMENTS - 2.2%
909,000	AIM Liquid Asset Portfolio, 4.770% (c)	909,000
978	Bank of New York Cash Reserve, 1.550% (c)	978
	Total short-term investments (cost $909,978)	909,978

	Total investments (cost $45,025,023) - 120.5%	49,485,891
	Liabilities in excess of other assets - (20.5%)	(8,404,973)
	Total Net Assets - 100.0%	$ 41,080,918

(a)	Non-income producing security.
(b)	Restricted under Rule 144A of the Securities Act of 1933.
(c)	Variable Rate - The rate reported is the rate in effect as of September 30, 2006.
(d)	All or a portion of the security is out on loan.
(e)	Foreign Security or a U.S. Security of a foreign company.

	The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:
	Cost of investments	$ 45,279,218

	Gross unrealized appreciation	4,725,066
	Gross unrealized depreciation	(518,393)
	Net unrealized appreciation	$ 4,206,673

	* Because tax adjustments are calculated annually, the above table reflects the tax adjustments
	outstanding at the Portfolio’s previous fiscal year end. For the previous fiscal year’s federal income
	tax information, please refer to the Notes to Financial Statements section in the Portfolio’s most
	recent semi-annual or annual report.

40|86 Series Trust

Schedule of Investments (unaudited)		September 30, 2006
Fixed Income Portfolio

SHARES OR
PRINCIPAL
AMOUNT		VALUE
	PREFERRED STOCK - 0.8%
	Media - 0.8%
130	Centaur Funding Corp., 9.080%, 04/21/2020, Cost - $153,366; Acquired 07/22/2003 (b)	$ 150,881
	Total preferred stock (cost $153,366)	150,881

	COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2%
$ 250,000	Credit Suisse Mortgage Capital Certificate, Series 2006 - OMA, 5.538%, 05/15/2023,
	Cost - $251,204; Acquired - 01/27/2006 (b)	248,528
	Total collateralized mortgage obligations (cost $251,204)	248,528

	CONVERTIBLE BOND - 0.4%
	Energy Equipment & Services - 0.4%
50,000	Halliburton Co., 3.125%, 07/15/2023	79,000
	Total convertible bond (cost $92,654)	79,000

	CORPORATE BONDS - 56.5%
	Beverages - 0.7%
135,000	Miller Brewing Co., 5.500%, 08/15/2013, Cost - $138,466; Acquired - 07/13/2005 (b)	133,916
	Capital Markets - 0.3%
65,000	Lehman Brothers Holdings, Inc., 3.600%, 03/13/2009	62,791
	Chemicals - 0.9%
100,000	Lubrizol Corp., 5.500%, 10/01/2014	97,697
80,000	Terra Capital, Inc., 12.875%, 10/15/2008	89,800
		187,497
	Commercial Banks - 3.5%
145,000	Huntington National Bank, 3.125%, 05/15/2008	140,377
135,000	ICICI Bank Ltd., 5.750%, 11/16/2010, Cost - $134,683; Acquired - 02/28/2006 (a)(b)(d)	134,800
70,000	Oversea-Chinese Banking Corporation Ltd., 7.750%, 09/06/2011, Cost - $77,320; Acquired - 11/08/2005 (a)(b)(d)	77,217
165,000	PNC Funding Corp., 7.500%, 11/01/2009	175,549
185,000	Union Planters Bank, NA, 6.500%, 03/15/2018	188,325
		716,268
	Commercial Services & Supplies - 2.6%
170,000	Cintas Corp. No. 2, 6.150%, 08/15/2036	174,591
170,000	Corrections Corporation of America, 6.250%, 03/15/2013	167,450
170,000	Steelcase, Inc., 6.500%, 08/15/2011	172,982
		515,023
	Computers & Peripherals - 0.4%
70,000	NCR Corp., 7.125%, 06/15/2009	72,264
	Construction & Engineering - 1.8%
115,000	Blount, Inc., 8.875%, 08/01/2012	115,287
170,000	CRH America, Inc., 5.300%, 10/15/2013	164,614
105,000	William Lyon Homes, Inc., 7.625%, 12/15/2012 (d)	85,312
		365,213
	Consumer Finance - 1.2%
230,000	General Motors Acceptance Corp., 7.750%, 01/19/2010	235,838
	Containers & Packaging - 0.5%
100,000	Owens-Brockway Glass Container, 8.875%, 02/15/2009	103,250
	Diversified Financial Services - 3.8%
20,000	American General Finance Corp., 3.000%, 11/15/2006	19,946
150,000	American General Finance Corp., 4.875%, 07/15/2012	146,086
50,000	Bunge Ltd. Finance Corp., 4.375%, 12/15/2008	48,860
135,000	Erac USA Finance Co., 6.750%, 05/15/2007, Cost - $136,216; Acquired - 02/16/2006 (b)	135,727
185,000	HSBC Finance Corp., 4.125%, 11/16/2009	179,540
135,000	Hutchison Whampoa Finance CI Ltd., 7.450%, 08/01/2017, Cost - $152,996; Acquired - 12/19/2005 (a)(b)(d)	151,746
75,000	Residential Capital Corp., 6.500%, 04/17/2013	76,266
		758,171
	Diversified Telecommunication Services - 2.8%
135,000	Intelsat Subsidiary Holding Co., 8.625%, 01/15/2015 (a)	138,713
50,000	Sprint Capital Corp., 8.375%, 03/15/2012	56,101
130,000	Sprint Capital Corp., 8.750%, 03/15/2032	158,988
75,000	Tele Communications, Inc., 9.800%, 02/01/2012	88,682
105,000	TELUS Corp., 8.000%, 06/01/2011 (a)	115,855
		558,339
	Electric Utilities - 2.2%
135,000	Cilcorp, Inc., 8.700%, 10/15/2009	146,936
155,000	Nisource Finance Corp., 7.875%, 11/15/2010	167,349
130,000	Pacific Gas & Electric Co., 6.050%, 03/01/2034	131,193
		445,478
	Electronic Equipment & Instruments - 0.4%
80,000	Jabil Circuit, Inc., 5.875%, 07/15/2010	80,789
	Food Products - 0.7%
125,000	Corn Products International, Inc., 8.450%, 08/15/2009	134,550
	Health Care Providers & Services - 3.0%
100,000	Davita, Inc., 6.625%, 03/15/2013	98,125
70,000	Laboratory Corporation of America Holdings, 5.625%, 12/15/2015	69,597
185,000	Medco Health Solutions, Inc., 7.250%, 08/15/2013	201,069
70,000	Quest Diagnostics, Inc., 5.450%, 11/01/2015	68,504
165,000	Service Corp. International, 7.700%, 04/15/2009	174,487
		611,782
	Hotels, Restaurants & Leisure - 2.6%
80,000	Carnival Corp., 6.150%, 04/15/2008 (a)	80,824
135,000	Hyatt Equities LLC, 6.875%, 06/15/2007, Cost - $134,948; Acquired - 06/12/2002 (b)	135,916
130,000	MGM Mirage, 6.875%, 04/01/2016 (d)	126,100
100,000	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/2012	105,500
80,000	Wynn Las Vegas LLC, 6.625%, 12/01/2014 (d)	78,000
		526,340
	Household Durables - 2.1%
110,000	KB Home, 5.750%, 02/01/2014	100,223
155,000	NVR, Inc., 5.000%, 06/15/2010	151,060
175,000	Ryland Group, Inc., 5.375%, 06/01/2008	173,706
		424,989
	Insurance - 4.2%
120,000	ACE Limited, 6.000%, 04/01/2007 (a)	120,277
250,000	Arch Capital Group Ltd., 7.350%, 05/01/2034 (a)	277,382
30,000	Citizens Property Insurance Corp., 6.850%, 08/25/2007, Cost - $30,223; Acquired - 06/22/2001 (b)	30,248
220,000	Monumental Global Funding II, 4.625%, 03/15/2010, Cost - $219,993; Acquired - 03/09/2005 (b)	216,008
5,000	Nationwide Life Global Funding I, 5.350%, 02/15/2007, Cost - $4,999; Acquired - 06/05/2006 (b)	5,000
70,000	The St. Paul Travelers Companies, Inc., 5.500%, 12/01/2015	69,217
100,000	Torchmark Corp., 6.250%, 12/15/2006	100,039
35,000	Transamerica Corp., 6.750%, 11/15/2006	35,047
		853,218
	Machinery - 0.9%
105,000	Case Corp., 7.250%, 01/15/2016 (d)	106,444
80,000	Kennametal, Inc., 7.200%, 06/15/2012	84,918
		191,362
	Media - 4.2%
75,000	British Sky Broadcasting PLC, 8.200%, 07/15/2009 (a)(d)	80,401
100,000	Charter Communications Operating LLC, 8.000%, 04/30/2012, Cost - $100,094; Acquired - 04/21/2004 (b)(d)	101,250
185,000	Clear Channel Communications, Inc., 8.000%, 11/01/2008	193,528
90,000	Clear Channel Communications, Inc., 6.625%, 06/15/2008	91,211
60,000	DirecTV Holdings LLC, 8.375%, 03/15/2013	62,475
100,000	EchoStar DBS Corporation, 6.625%, 10/01/2014	95,375
110,000	News America Holdings, 7.700%, 10/30/2025	121,982
95,000	News America, Inc., 6.200%, 12/15/2034	91,031
		837,253
	Multi-Utilities - 1.4%
145,000	Consolidated Edison, Inc., 3.625%, 08/01/2008	141,006
135,000	Sempra Energy, 6.000%, 02/01/2013	138,494
		279,500
	Oil, Gas & Consumable Fuels - 5.6%
335,000	Anadarko Finance Co., 7.500%, 05/01/2031 (a)	384,197
200,000	Chesapeake Energy Corp., 6.250%, 01/15/2018 (d)	186,500
135,000	Enterprise Products Operating LP, 5.600%, 10/15/2014	132,309
82,650	Ras Laffan Liquefied Natural Gas Co. Ltd., 3.437%, 09/15/2009, Cost - $82,650; Acquired - 03/02/2004 (a)(b)	80,107
100,000	Southern Natural Gas Co., 8.875%, 03/15/2010	105,367
115,000	TGT Pipeline LLC, 5.200%, 06/01/2018	108,690
125,000	XTO Energy, Inc., 6.100%, 04/01/2036	124,069
		1,121,239
	Paper & Forest Products - 0.5%
100,000	Boise Cascade LLC, 7.125%, 10/15/2014	93,750
	Pharmaceuticals - 0.3%
60,000	Wyeth, 5.500%, 03/15/2013	60,357
	Real Estate - 6.1%
150,000	Chelsea Property Group, 7.250%, 10/21/2007	151,536
85,000	Developers Diversified Realty Corp., 3.875%, 01/30/2009	82,206
160,000	Equity One, Inc., 3.875%, 04/15/2009	153,799
62,000	Health Care REIT, Inc., 7.500%, 08/15/2007	62,513
175,000	Hospitality Properties Trust, 6.750%, 02/15/2013	184,207
70,000	iStar Financial, Inc., 5.150%, 03/01/2012	68,372
65,000	iStar Financial, Inc., 8.750%, 08/15/2008	68,974
70,000	New Plan Excel Realty Trust, Inc., 5.125%, 09/15/2012	68,389
150,000	Senior Housing Properties Trust, 8.625%, 01/15/2012	161,812
135,000	Spieker Properties, Inc., 7.125%, 07/01/2009	141,449
90,000	United Dominion Realty Trust, Inc., 6.500%, 06/15/2009	93,293
		1,236,550
	Software - 0.7%
140,000	Oracle Corp., 5.000%, 01/15/2011	138,794
	Textiles, Apparel & Luxury Goods - 0.3%
50,000	Brown Shoe, Inc., 8.750%, 05/01/2012	52,500
	Thrifts & Mortgage Finance - 1.3%
150,000	Key Bank, NA, 5.000%, 07/17/2007	149,356
120,000	Washington Mutual, Inc., 5.625%, 01/15/2007	120,064
		269,420
	Wireless Telecommunication Services - 1.5%
125,000	America Movil SA de CV, 6.375%, 03/01/2035 (a)	120,088
125,000	Nextel Communications, Inc., 6.875%, 10/31/2013	127,378
50,000	Rogers Wireless, Inc., 7.500%, 03/15/2015 (a)(d)	53,625
		301,091
	Total corporate bonds (cost $11,334,594)	11,367,532

	FOREIGN GOVERNMENT NOTES/BONDS - 2.0%
215,000	Export-Import Bank Of Korea, 4.500%, 08/12/2009 (a)	210,545
70,000	Ministry Finance Russia, 3.000%, 05/14/2011 (a)	63,020
130,000	Republic of Philippines, 7.750%, 01/14/2031 (a)(d)	136,338
	Total foreign government notes/bonds (cost $404,636)	409,903

	MORTGAGE-BACKED SECURITIES - 17.0%
92,827	Bank of America Mortgage Securities, Series #2004-7 6A1, 4.500%, 08/25/2019	89,441
175,285	Bank of America Mortgage Securities, Series #2004-7 5A10, 5.250%, 08/25/2034	173,344
32,018	Bear Stearns Commercial Mortgage Securities, Series #1999-C1 A1, 5.910%, 02/14/2031	32,082
250,000	Bear Stearns Commercial Mortgage Securities, Series #2002-TOP6 A2, 6.460%, 10/15/2036	263,976
45,030	CS First Boston Mortgage Securities Corp., Series #2001-CKN5 A3, 5.107%, 09/15/2034	44,926
147,733	Deutsche Mortgage and Asset Receiving Corp., Series #1998-C1 A2, 6.538%, 06/15/2031	149,362
3,551	DLJ Commercial Mortgage Corp., Series #1999-CG3 A1A, 7.120%, 10/10/2032	3,559
36,614	Federal Home Loan Mortgage Corp., Series #2614CH, 3.500%, 12/15/2010	36,414
135,000	Federal Home Loan Mortgage Corp., Series #2614TD, 3.500%, 05/15/2016	128,325
165,000	Federal Home Loan Mortgage Corp., Series #2517VH, 6.000%, 03/15/2019	167,330
15,102	Federal Home Loan Mortgage Corp., Gold Pool #G00479, 9.000%, 04/01/2025	16,347
26,393	Federal Home Loan Mortgage Corp., Gold Pool #G00943, 6.000%, 07/01/2028	26,688
2,253	Federal Home Loan Mortgage Corp., Gold Pool #C00712, 6.500%, 02/01/2029	2,310
26,307	Federal Home Loan Mortgage Corp., Gold Pool #C50964, 6.500%, 05/01/2031	26,913
13,595	Federal Home Loan Mortgage Corp., Gold Pool #C60697, 6.000%, 11/01/2031	13,721
39,325	Federal Home Loan Mortgage Corp., Series #2407BJ, 6.500%, 01/15/2032	40,804
82,581	Federal Home Loan Mortgage Corp., Pool #A2-2364, 5.000%, 05/01/2034	79,605
255,000	Federal Home Loan Mortgage Corp., Pool #A5-2422, 5.500%, 09/01/2036	251,584
255,000	Federal Home Loan Mortgage Corp., Pool #A5-2536, 6.000%, 09/01/2036	256,415
85,000	Federal Home Loan Mortgage Corp., Pool #A5-2593, 6.500%, 10/01/2036	86,614
132,546	Federal National Mortgage Assn., Series #200357, 4.500%, 12/25/2012	131,421
63,865	Federal National Mortgage Assn.,Pool #545449, 6.500%, 02/01/2017	65,312
189,502	Federal National Mortgage Assn., Series #200336, 4.500%, 07/25/2022	187,999
2,531	Federal National Mortgage Assn., Pool #349410, 7.000%, 08/01/2026	2,613
1,790	Federal National Mortgage Assn., Pool #062289, 5.065%, 03/01/2028	1,801
150,000	Federal National Mortgage Assn., Series #200180, 6.000%, 07/25/2029	151,855
393	Government National Mortgage Assn., Pool #051699, 15.000%, 07/15/2011	450
364	Government National Mortgage Assn., Pool #354859, 9.000%, 07/15/2024	394
345,343	JP Morgan Chase Commercial Mortgage Securities Corp., Series #2001-CIB3 A2, 6.044%, 11/15/2035	351,342
250,475	Residential Funding Mortgage Securities I, Series 2005-S7, 5.500%, 11/25/2035	248,381
399,799	Salomon Brothers Mortgage Securities VII, Series #2001-C2, 6.168%, 11/13/2036	404,809
	Total mortgage-backed securities (cost $3,514,304)	3,436,137

	MUNICIPAL BONDS - 9.3%
55,000	Baltimore Maryland General Obligation Unlimited, 7.250%, 10/15/2010	57,249
25,000	Bay Area Government Assn. California Revenue Tax Allocation Note, 4.290%, 09/01/2009	24,531
110,000	California County Tobacco Securitization Agency, 7.500%, 06/01/2019	111,804
150,000	Cameron Texas Education Corporate Revenue, 6.750%, 08/15/2016	155,893
170,000	Crestwood School District Pennsylvania, 5.800%, 03/01/2018	170,998
90,000	Decatur Hospital Authority, 7.750%, 09/01/2009	92,429
70,000	Harrisburg Pennsylvania Rescue & Recovery Revenue Notes, 3.090%, 11/01/2022	69,907
55,000	Heart of Texas Education Finance Corp., 5.000%, 02/15/2013	52,795
145,541	Louisiana Tobacco Settlement Financing Corp., 6.360%, 05/15/2025	145,300
145,000	Rhode Island Tobacco Settlement Financing Corp., 5.920%, 06/01/2012	144,587
155,000	Santa Rosa California Redevelopment Agency Tax Allocation, 5.500%, 08/01/2020	151,469
110,010	South Dakota Educational Enhancement Funding Corp., 6.720%, 06/01/2025	110,087
180,000	South El Monte California Improvement District Tax Allocation, 4.700%, 08/01/2011	174,550
170,000	University of Illinois at Chicago Certificates, 5.200%, 02/15/2022	162,705
245,000	Vigo County Indiana Redevelopment Authority, 5.300%, 02/01/2021	238,275
	Total municipal bonds (cost $1,844,636)	1,862,579

	U.S. TREASURY OBLIGATIONS - 11.1%
260,000	U.S. Treasury Bond, 4.500%, 02/15/2036 (d)	249,214
210,000	U.S. Treasury Note, 4.750%, 03/31/2011 (d)	211,354
260,000	U.S. Treasury Note, 4.625%, 08/31/2011 (d)	260,366
209,236	U.S. Treasury Inflation Index Note , 2.000%, 01/15/2014	205,304
79,924	U.S. Treasury Inflation Index Note , 1.625%, 01/15/2015	76,046
440,000	U.S. Treasury Note, 4.500%, 02/15/2016 (d)	435,721
785,000	U.S. Treasury Note, 4.875%, 08/15/2016 (d)	800,087
	Total U.S. treasury obligations (cost $2,215,708)	2,238,092

	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 16.8%
3,360,496	Bank of New York Institutional Cash Reserve Fund, 5.415%, (c)	3,360,496
23,794	Granite Master Issuer PLC, 5.370%, 10/20/2006 (a)(c)	23,794
	Total investments purchased with cash proceeds from securities lending (cost $3,384,290)	3,384,290

	SHORT-TERM INVESTMENTS - 0.7%
142,000	AIM Liquid Asset Portfolio, 5.130% (c)	142,000
587	Bank of New York Cash Reserve, 1.550% (c)	587
	Total short-term investments (cost $142,587)	142,587

	Total investments (cost $23,337,979) - 115.8%	23,319,529
	Liabilities in excess of other assets - (15.8%)	(3,182,001)
	Total Net Assets - 100.0%	$ 20,137,528

(a)	Foreign security or a U.S. security of a foreign company.
(b)	Restricted under Rule 144A of Securities Act of 1933.
(c)	Variable Rate - The rate reported is the rate in effect as of September 30, 2006.
(d)	All or a portion of the security is out on loan.

	The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:
	Cost of investments	$ 23,390,566

	Gross unrealized appreciation	240,460
	Gross unrealized depreciation	(311,497)
	Net unrealized appreciation	$ (71,037)

	* Because tax adjustments are calculated annually, the above table reflects the tax adjustments
	outstanding at the Portfolio’s previous fiscal year end. For the previous fiscal year’s federal income
	tax information, please refer to the Notes to Financial Statements section in the Portfolio’s most
	recent semi-annual or annual report.

40|86 Series Trust

Schedule of Investments (unaudited)		September 30, 2006
Government Securities Portfolio

SHARES OR
PRINCIPAL
AMOUNT		VALUE
	ASSET-BACKED SECURITIES - 2.7%
$ 75,000	Atlantic City Electric Transition Funding LLC, Series #2002-1 A4, 5.550%, 10/20/2023	$ 76,726
5,000	Citibank Credit Card Issuance Trust, Series #2003-C4 C4, 5.000%, 06/10/2015	4,866
91,839	Countrywide Asset-Backed Certificates, Series #2002-S1 A5, 6.460%, 11/25/2016	94,075
97,006	The Money Store Home Equity Trust, Series #1998-B AF9, 6.335%, 08/15/2039	97,108
	Total asset-backed securities (cost $274,121)	272,775

	CORPORATE BONDS - 1.0%
	Insurance - 1.0%
95,000	MGIC Investment Corp., 6.000%, 03/15/2007	95,161
	Total corporate bonds (cost $95,000)	95,161

	MORTGAGE-BACKED SECURITIES - 35.2%
8,004	Bear Stearns Commercial Mortgage Securities, Series #1999-C A1, 5.910%, 02/14/2031	8,020
100,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, 4.674%, 06/11/2041	95,598
330,000	Citicorp Mortgage Securities, Inc., Series 2005-4, 5.500%, 07/25/2035	322,036
9,766	DLJ Commercial Mortgage Corp., Series #1999-CG3, 7.120%, 10/10/2032	9,788
3,020	Federal Home Loan Mortgage Corp. Gold, Pool #E00441, 7.500%, 07/01/2011	3,102
2,802	Federal Home Loan Mortgage Corp. Gold, Pool #D66012, 7.000%, 11/01/2025	2,893
25,639	Federal Home Loan Mortgage Corp. Gold, Pool #C28063, 6.500%, 07/01/2029	26,284
11,233	Federal Home Loan Mortgage Corp. Gold, Pool #C29168, 6.500%, 07/01/2029	11,516
16,797	Federal Home Loan Mortgage Corp. Gold, Pool #C01131, 6.500%, 01/01/2031	17,194
17,154	Federal Home Loan Mortgage Corp. Gold, Pool #C01148, 6.500%, 02/01/2031	17,560
54,350	Federal Home Loan Mortgage Corp. Gold, Pool #C01186, 6.000%, 06/01/2031	54,854
53,910	Federal Home Loan Mortgage Corp. Gold, Pool #C01184, 6.500%, 06/01/2031	55,152
357,498	Federal Home Loan Mortgage Corp., Pool #2407 BJ, 6.500%, 01/15/2032	370,942
224,374	Federal Home Loan Mortgage Corp. Gold, Pool #G01805, 4.500%, 04/01/2035	210,208
227,091	Federal Home Loan Mortgage Corp. Gold, Pool #A3-5760, 5.000%, 07/01/2035	218,598
101,513	Federal Home Loan Mortgage Corp. Gold, Pool #A4-4090, 5.500%, 03/01/2036	100,153
22,988	Federal National Mortgage Assn., Pool #320582, 6.500%, 01/01/2011	23,293
54,831	Federal National Mortgage Assn., Pool #336290, 6.500%, 04/01/2011	55,795
141,643	Federal National Mortgage Assn., Pool #253845, 6.000%, 06/01/2016	143,904
80,287	Federal National Mortgage Assn., Pool #545449, 6.500%, 02/01/2017	82,106
135,296	Federal National Mortgage Assn., Pool #645649, 6.000%, 06/01/2017	137,445
3,332	Federal National Mortgage Assn., Pool #303780, 7.000%, 03/01/2026	3,441
356,890	Federal National Mortgage Assn., Pool #2004-91 AH, 4.500%, 05/25/2029	348,394
100,000	Federal National Mortgage Assn., Pool #2001-80 PE, 6.000%, 07/25/2029	101,237
21,963	Federal National Mortgage Assn., Pool #535837, 6.000%, 04/01/2031	22,153
5,496	Federal National Mortgage Assn., Pool #609583, 6.000%, 11/01/2031	5,544
23,523	Federal National Mortgage Assn., Pool #254091, 6.000%, 12/01/2031	23,727
224,355	Federal National Mortgage Assn., Pool #816362, 4.887%, 01/01/2035	222,312
279,293	Federal National Mortgage Assn., Pool #826443, 4.975%, 07/01/2035	273,549
257,465	Federal National Mortgage Assn., Pool #837926, 4.846%, 08/01/2035	254,314
20,227	Federal National Mortgage Assn. Grantor Trust, Series #1999-T2 A1, 7.500%, 01/19/2029	21,156
75,000	First Union National Bank Commercial Mortgage, Series #1999-C4 A2, 7.390%, 12/15/2031	79,305
3,417	Government National Mortgage Assn., Pool #119896, 13.000%, 11/15/2014	3,840
5,432	Government National Mortgage Assn., Pool #408675, 7.500%, 01/15/2026	5,666
150,000	GS Mortgage Securities Corporation II, Series 2004-GG2, 5.396%, 08/10/2038	150,539
	Total mortgage-backed securities (cost $3,519,713)	3,481,618

	MUNICIPAL BONDS - 0.7%
75,000	Tobacco Settlement Financing Corp., 5.920%, 06/01/2012	74,786
	Total municipal bonds (cost $74,784)	74,786

	U.S. GOVERNMENT AGENCY ISSUES - 21.6%
400,000	Federal Home Loan Bank, 3.875%, 08/22/2008	392,129
400,000	Federal Home Loan Bank, 4.500%, 09/16/2013	389,860
150,000	Federal Home Loan Bank, 5.375%, 05/18/2016	154,621
400,000	Federal Home Loan Mortgage Corp., 6.250%, 03/05/2012	401,555
280,000	Federal Home Loan Mortgage Corp., 6.750%, 03/15/2031	343,012
300,000	Federal National Mortgage Assn., 5.000%, 03/15/2016	300,813
150,000	Federal National Mortgage Assn., 5.250%, 09/15/2016 (a)	153,221
	Total U.S. government agency issues (cost $2,122,855)	2,135,211

	U.S. TREASURY OBLIGATIONS - 37.3%
587,000	U.S. Treasury Bond, 11.250%, 02/15/2015 (a)	853,948
75,000	U.S. Treasury Bond, 9.000%, 11/15/2018	104,144
325,000	U.S. Treasury Bond, 5.375%, 02/15/2031 (a)	351,127
200,000	U.S. Treasury Note, 5.500%, 02/15/2008 (a)	201,961
300,000	U.S. Treasury Note, 4.125%, 08/15/2008 (a)	297,305
1,000,000	U.S. Treasury Note, 3.875%, 05/15/2009 (a)	981,876
600,000	U.S. Treasury Note, 3.875%, 09/15/2010 (a)	584,836
300,000	U.S. Treasury Note, 4.000%, 02/15/2014 (a)	288,551
30,000	U.S. Treasury Note, 4.250%, 08/15/2015 (a)	29,193
	Total U.S. treasury obligations (cost $3,735,212)	3,692,941

	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 18.9%
1,868,275	Bank of New York Institutional Cash Reserve Fund, 5.415% (b)	1,868,275
	Total investments purchased with cash proceeds from securities lending (cost $1,868,275)	1,868,275

	SHORT-TERM INVESTMENTS - 1.2%
115,000	AIM Liquid Asset Portfolio, 5.130% (b)	115,000
395	Bank of New York Cash Reserve, 1.550% (b)	395
	Total short-term investments (cost $115,395)	115,395

	Total investments (cost $11,805,355) - 118.6%	11,736,162
	Liabilities in excess of other assets - (18.6%)	(1,838,789)
	Total Net Assets - 100.0%	$ 9,897,373

(a)	All or a portion of the security is out on loan.
(b)	Variable Rate - The rate reported is the rate in effect as of September 30, 2006.

	The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:
	Cost of investments	$ 11,806,007

	Gross unrealized appreciation	50,465
	Gross unrealized depreciation	(120,310)
	Net unrealized depreciation	$ (69,845)

	* Because tax adjustments are calculated annually, the above table reflects the tax adjustments
	outstanding at the Portfolio’s previous fiscal year end. For the previous fiscal year’s federal income
	tax information, please refer to the Notes to Financial Statements section in the Portfolio’s most
	recent semi-annual or annual report.

40|86 Series Trust

Schedule of Investments (Unaudited)		September 30, 2006
Money Market Portfolio

SHARES OR
PRINCIPAL
AMOUNT		VALUE
	CORPORATE BONDS - 17.6%
	Aerospace & Defense - 0.6%
$ 300,000	Honeywell International, Inc., 5.125%, 11/01/2006	$ 300,051
	Capital Markets - 2.7%
800,000	Corporate Finance Managers, Inc., 5.380%, 10/06/2006 (b)(c)	800,000
500,000	Westgate Investment Fund, 5.380%, 10/06/2006 (b)(c)	500,000
		1,300,000
	Computers & Peripherals - 1.6%
800,000	Hewlett-Packard Co., 5.750%, 12/15/2006	801,388
	Diversified Financial Services - 2.6%
325,000	Countrywide Home Loans, Inc., 7.200%, 10/30/2006	325,624
350,000	Diageo Finance BV, 3.000%, 12/15/2006 (d)	348,634
475,000	HBOS plc, 3.125%, 01/12/2007, Cost - $472,693; Acquired - 01/26/2006 (a)(d)	472,693
30,000	Toyota Motor Credit Corp., 5.650%, 01/15/2007	30,049
100,000	Wells Fargo & Company, 6.550%, 12/01/2006	100,209
		1,277,209
	Health Care Providers & Services - 0.6%
290,000	UnitedHealth Group, Inc., 5.200%, 01/17/2007	290,228
	Insurance - 7.4%
800,000	Allstate Life Global Funding II, 2.625%, 10/22/2006, Cost - $798,965; Acquired - 01/20/2006 (a)	798,965
1,000,000	Hartford Life Global Fund, 5.179%, 10/16/2006 (b)(c)	1,000,000
800,000	MetLife, Inc., 5.250%, 12/01/2006	800,554
1,000,000	Monumental Global Funding II, 5.200%, 01/30/2007, Cost - $999,588; Acquired - 05/22/2006 (a)	999,588
		3,599,107
	Oil, Gas & Consumable Fuels - 1.1%
535,000	Conoco Funding Co., 5.450%, 10/15/2006 (d)	535,129
	Real Estate - 1.0%
490,000	Kuehn Enterprises LLC, 5.280%, 10/06/2006 (b)(c)	490,000
	Total corporate bonds (amortized cost $8,593,112)	8,593,112

	MUNICIPAL BONDS - 33.2%
100,000	ABAG Financial Authorities for Nonprofit Corps., 5.450%, 10/06/2006 (b)(c)
	(CS: Federal National Mortgage Assn.)	100,000
1,000,000	Arlington County Virginia Industrial Development Authority, 5.380%, 10/06/2006 (b)(c)
	(LOC: Bank of America)	1,000,000
1,000,000	Brooklyn Park Minnesota Economic Development Authority, 3.590%, 03/01/2007
	(CS: Radian)	992,068
900,000	California Housing Finance Agency, 5.380%, 10/06/2006 (b)(c)
	(CS: Ambac Financial Group; SPA: Bank of America NT & SA)	900,000
1,000,000	California Statewide Community Development Authority, 4.000%, 11/15/2006
	(CS: FSA)	998,763
100,000	Colorado Housing & Finance Authority, 5.290%, 10/06/2006 (b)(c)
	(CS: Federal National Mortgage Assn.)	100,000
865,000	Colorado Housing & Finance Authority, 5.380%, 10/06/2006 (b)(c)
	(SPA: Dexia Credit Local)	865,000
1,000,000	Colorado Housing & Finance Authority, 5.380%, 10/06/2006 (b)(c)
	(SPA: Dexia Credit Local)	1,000,000
900,000	Florida Housing & Finance Agency, 5.330%, 10/06/2006 (b)(c)
	(CS: MBIA; SPA: West Deutsche Landesbank)	900,000
1,000,000	Fulton County Georgia Development Authority, 5.380%, 10/06/2006 (b)(c)
	(LOC: Regions Bank)	1,000,000
580,000	Michigan State Housing Development Authority, 5.380%, 10/06/2006 (b)(c)
	(CS: MBIA; SPA: Dexia Credit Local)	580,000
500,000	Michigan State Housing Development Authority, 5.370%, 10/06/2006 (b)(c)
	(SPA: DEPFA Bank PLC)	500,000
1,000,000	New Orleans Louisiana Pension, 5.550%, 10/06/2006 (b)(c)
	(CS: Ambac Financial Group; SPA: Bank One Louisiana)	1,000,000
1,000,000	North Texas Higher Education Authority, 5.330%, 10/06/2006 (b)(c)	1,000,000
	(CS: Ambac Financial Group; SPA: DEPFA Bank PLC)
1,010,000	Philadelphia Authority For Industrial Development, 5.330%, 10/06/2006 (b)(c)
	(CS: Ambac Financial Group; SPA: Landesbank Baden-Wurttemberg)	1,010,000
700,000	Portland Maine Pension, 5.330%, 10/06/2006 (b)(c)
	(SPA: Bayerische Hessen-Thuringen)	700,000
600,000	Sacramento County California Pension, 5.380%, 10/06/2006 (b)(c)
	(LOC: Bayerische Landesbank)	600,000
705,000	St. Francis Healthcare Foundation Hawaii, 5.850%, 10/06/2006 (b)(c)
	(LOC: First Hawaiian Bank)	705,000
1,000,000	St. Johns County Industrial Development Authority, 5.290%, 10/06/2006 (b)(c)
	(LOC: Allied Irish Bank PLC)	1,000,000
665,000	University of Minnesota, 5.380%, 10/06/2006 (b)(c)	665,000
600,000	Utah State Housing Finance Agency, 5.380%, 10/06/2006 (b)(c)
	(SPA: Bayerische Landesbank)	600,000
	Total municipal bonds (amortized cost $16,215,831)	16,215,831

	COMMERCIAL PAPER - 36.6%
	Diversified Financial Services - 20.3%
2,000,000	BMW US Capital LLC, 5.350%, 10/02/2006, Cost - $1,999,405; Acquired - 09/29/2006 (a)	1,999,405
1,000,000	Britannia Building Society, 5.280%, 12/13/2006	989,147
2,000,000	Danske Corp., 5.300%, 10/30/2006	1,991,167
1,000,000	ING America Insurance Holdings, 5.320%, 10/26/2006	996,158
1,000,000	Mitsubishi International Corp., 5.320%, 11/01/2006	995,271
1,000,000	Nationwide Building Society, Inc., 5.320%, 10/06/2006 , Cost - $999,113; Acquired - 08/04/2006 (a)	999,113
2,000,000	Sumitomo Corporation of America, 5.260%, 02/26/2007	1,956,459
		9,926,720
	Diversified Telecommunication Services - 4.1%
2,000,000	Bellsouth Corp., 5.230%, 10/13/2006, Cost - $1,996,223; Acquired - 08/21/2006 (a)	1,996,223
	Health Care Providers & Services - 4.1%
2,000,000	UnitedHealth Group, Inc., 5.240%, 10/16/2006, Cost - $1,995,342; Acquired - 08/21/2006 (a)	1,995,342
	Oil, Gas & Consumable Fuels - 4.1%
2,000,000	Total Capital, 5.350%, 10/02/2006, Cost - $1,999,405; Acquired - 9/29/2006 (a)	1,999,405
	Tobacco - 4.0%
2,000,000	British American Tobacco Corp., 5.260%, 10/19/2006	1,994,448
	Total commercial paper (amortized cost $17,912,138)	17,912,138

	SHORT-TERM INVESTMENTS - 4.0%
980	AIM Liquid Asset Portfolio, 5.130% (b)	980
1,957,516	Bank Of New York Cash Reserve, 1.550% (b)	1,957,516
979	Nations Cash Reserve Capital, 5.160% (b)	979
	Total short-term investments (amortized cost $1,959,475)	1,959,475

	Total investments (amortized cost $44,680,556) - 91.4%	44,680,556
	Other assets in excess of liabilities - 8.6%	4,213,621
	Total Net Assets - 100.0%	$ 48,894,177

(a)	Restricted under Rule 144A of Securities Act of 1933.
(b)	Variable Rate - The rate reported is the rate in effect as of September 30, 2006.
(c)	Maturity date represents first available put date.
(d)	Foreign Security or a U.S. Security of a foreign company.

CS	Credit Support.
LOC	Letter of Credit.
SPA	Standby Purchase Agreement.

	The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:
	Cost of investments	$ 44,680,556

	Gross unrealized appreciation	-
	Gross unrealized depreciation	-
	Net unrealized appreciation (depreciation)	-

	* Because tax adjustments are calculated annually, the above table reflects the tax adjustments
	outstanding at the Portfolio’s previous fiscal year end. For the previous fiscal year’s federal income
	tax information, please refer to the Notes to Financial Statements section in the Portfolio’s most
	recent semi-annual or annual report.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 40|86 Series Trust

By (Signature and Title)  /s/ Audrey L. Kurzawa
Audrey L. Kurzawa, President

Date  11/29/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Audrey L. Kurzawa
Audrey L. Kurzawa, President

Date11/29/2006

By (Signature and Title) /s/ Daniel J. Murphy
Daniel J. Murphy, Treasurer

Date 11/29/2006